Accrued Liabilities (Details) - USD ($) $ in Millions	Jan. 31, 2017	Jan. 31, 2016
Accrued Liabilities [Abstract]
Accrued wages and benefits	$ 6,105	$ 5,814
Self-insurance	3,922	3,414
Accrued non-income taxes	2,816	2,544
Other	7,811	7,835
Accrued liabilities	$ 20,654	$ 19,607